                          Massachusetts Investors Trust
                   Massachusetts Investors Growth Stock Fund
                           MFS(R) Capital Growth Fund
                           MFS(R) Emerging Growth Fund
                      MFS(R) Gold & Natural Resources Fund
                        MFS(R) Growth Opportunities Fund
                           MFS(R) Managed Sectors Fund
                                 MFS(R) OTC Fund
                              MFS(R) Research Fund
                                MFS(R) Value Fund
                            MFS(R) Total Return Fund
                              MFS(R) Utilities Fund
                                MFS(R) Bond Fund
                         MFS(R) Government Mortgage Fund
                        MFS(R) Government Securities Fund
                             MFS(R) High Income Fund
                         MFS(R) Intermediate Income Fund
                          MFS(R) Strategic Income Fund
                     MFS(R) Government Limited Maturity Fund
                          MFS(R) Limited Maturity Fund
                            MFS(R) World Equity Fund
                          MFS(R) World Governments Fund
                            MFS(R) World Growth Fund
                         MFS(R) World Total Return Fund
                       MFS(R) World Asset Allocation Fund
                            MFS(R) Cash Reserve Fund
                       MFS(R) Government Money Market Fund
                            MFS(R) Money Market Fund

                      Supplement to the Current Prospectus


Class A shares of the Fund may be purchased at net asset value by retirement plans whose third party administrators have entered into an agreement with MFS Fund Distributors, Inc. ("MFD") or one or more of its affiliates to perform certain administrative services, subject to certain operational requirements specified from time to time by MFD or its affiliates.

In lieu of the sales commission and service fees normally paid by MFD to broker-dealers of record as described in the Prospectus, MFD has agreed to pay Bear, Stearns & Co. Inc. the following amounts with respect to Class A shares of the Fund purchased through a special retirement plan program offered by a third party administrator: (i) an amount equal to 0.05% per annum of the average daily net assets invested in shares of the Fund pursuant to such program, and (ii) an amount equal to 0.20% of the net asset value of all net purchases of shares of the Fund made through such program, subject to a refund in the event that such shares are redeemed within 36 months.

                The date of this Supplement is February 1, 1995.

                            MFS Emerging Growth Fund
                                MFS Research Fund
                                 MFS Value Fund
                              MFS Money Market Fund


                      Supplement to the Current Prospectus

Class A shares of the Fund may be purchased at net asset value by one or more Chilean retirement plans, known as Administradores de Fondos de Pensiones, which are clients of the 1850 K Street N.W., Washington D.C. office of Dean Witter Reynolds, Inc. ("Dean Witter").

MFS Fund Distributors, Inc. ("MFD") will waive any applicable contingent deferred sales charges upon redemption by such retirement plans on purchases of Class A shares over $1 million, provided that (i) in lieu of the commissions otherwise payable as specified in the prospectus, MFD will pay Dean Witter a commission on such purchases equal to 1.00% (including amounts in excess of $5 million) and (ii) if one or more such clients redeem all or a portion of these shares within three years after the purchase thereof, Dean Witter will reimburse MFD for the commission paid with respect to such shares on a pro rata basis based on the remaining portion of such three-year period.

                The date of this Supplement is January 31, 1996.

                            MFS Managed Sectors Fund
                MFS/Foreign & Colonial International Growth Fund
                         MFS World Asset Allocation Fund
          MFS/Foreign & Colonial International Growth and Income Fund
                       MFS Research Growth and Income Fund
              MFS/Foreign & Colonial Emerging Markets Equity Fund
                            MFS Emerging Growth Fund
                         MFS Alabama Municipal Bond Fund
                             MFS Capital Growth Fund
                        MFS Arkansas Municipal Bond Fund
                        MFS Gold & Natural Resources Fund
                       MFS California Municipal Bond Fund
                          MFS Intermediate Income Fund
                         MFS Florida Municipal Bond Fund
                              MFS High Income Fund
                         MFS Georgia Municipal Bond Fund
                         MFS Municipal High Income Fund
                        MFS Maryland Municipal Bond Fund
                             MFS Municipal Bond Fund
                      MFS Massachusetts Municipal Bond Fund
                                  MFS OTC Fund
                       MFS Mississippi Municipal Bond Fund
                              MFS Total Return Fund
                        MFS New York Municipal Bond Fund
                                MFS Research Fund
                     MFS North Carolina Municipal Bond Fund
                           MFS World Total Return Fund
                      MFS Pennsylvania Municipal Bond Fund
                               MFS Utilities Fund
                     MFS South Carolina Municipal Bond Fund
                              MFS World Equity Fund
                        MFS Tennessee Municipal Bond Fund
                           MFS World Governments Fund
                        MFS Virginia Municipal Bond Fund
                                 MFS Value Fund
                      MFS West Virginia Municipal Bond Fund
                            MFS Strategic Income Fund
                            MFS Municipal Income Fund
                              MFS World Growth Fund
                          MFS Growth Opportunities Fund
                                  MFS Bond Fund
                         MFS Government Securities Fund
                            MFS Limited Maturity Fund
                   Massachusetts Investors Growth Stock Fund
                       MFS Municipal Limited Maturity Fund
                      MFS Government Limited Maturity Fund
                          MFS Government Mortgage Fund
                          Massachusetts Investors Trust


                      Supplement to the Current Prospectus



         During the period from January 2, 1997 through April 15, 1997 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay A. G. Edwards & Sons, Inc. 100% of the applicable sales charge on sales of Class A shares of each of the funds listed above (the "Funds") sold by A. G. Edwards & Sons, Inc. to shareholders purchasing such Funds through MFS Individual Retirement Accounts (excluding SEP-IRAs) ("Eligible IRAs") during the Sales Period. In addition, MFD will pay A. G. Edwards & Sons, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Funds sold by A. G. Edwards & Sons, Inc. to shareholders purchasing such Funds through Eligible IRAs during the Sales Period. A Letter of Acceptance with respect to the transfer of funds into such Eligible IRA must be received by MFS Service Center, Inc. (the "Shareholder Servicing Agent") during the Sales Period, and the Shareholder Servicing Agent must receive the proceeds representing such transfer by April 29, 1997, in order for the dealer to receive the above-described commission.

         Although municipal bond funds, such as the various MFS single-state and other municipal bond funds listed above, are generally available as an investment choice for an IRA, they may not be suitable for inclusion in an IRA due to their tax-exempt nature. A shareholder should consult his or her financial or tax adviser regarding any such investment.

                The date of this Supplement is January 1, 1997.

                            MFS(R) CASH RESERVE FUND
                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                            MFS(R) TOTAL RETURN FUND
                MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH FUND
                        MFS(R) GROWTH OPPORTUNITIES FUND
           MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME FUND
                           MFS(R) EMERGING GROWTH FUND
               MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY FUND
                           MFS(R) CAPITAL GROWTH FUND
                       MFS(R) ALABAMA MUNICIPAL BOND FUND
                         MFS(R) INTERMEDIATE INCOME FUND
                       MFS(R) ARKANSAS MUNICIPAL BOND FUND
                      MFS(R) GOLD & NATURAL RESOURCES FUND
                      MFS(R) CALIFORNIA MUNICIPAL BOND FUND
                           MFS(R) MANAGED SECTORS FUND
                       MFS(R) FLORIDA MUNICIPAL BOND FUND
                                MFS(R) VALUE FUND
                       MFS(R) GEORGIA MUNICIPAL BOND FUND
                              MFS(R) UTILITIES FUND
                       MFS(R) MARYLAND MUNICIPAL BOND FUND
                            MFS(R) WORLD EQUITY FUND
                    MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
                         MFS(R) WORLD TOTAL RETURN FUND
                     MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
                                MFS(R) BOND FUND
                       MFS(R) NEW YORK MUNICIPAL BOND FUND
                          MFS(R) LIMITED MATURITY FUND
                    MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
                         MFS(R) GOVERNMENT MORTGAGE FUND
                     MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
                     MFS(R) GOVERNMENT LIMITED MATURITY FUND
                    MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                      MFS(R) TENNESSEE MUNICIPAL BOND FUND
                             MFS(R) HIGH INCOME FUND
                       MFS(R) VIRGINIA MUNICIPAL BOND FUND
                          MFS(R) STRATEGIC INCOME FUND
                    MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
                          MFS(R) WORLD GOVERNMENTS FUND
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                            MFS(R) WORLD GROWTH FUND
                           MFS(R) MUNICIPAL BOND FUND
                                 MFS(R) OTC FUND
                          MFS(R) MUNICIPAL INCOME FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                              MFS(R) RESEARCH FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                       MFS(R) WORLD ASSET ALLOCATION FUND
                          MASSACHUSETTS INVESTORS TRUST
                            MFS(R) MONEY MARKET FUND
                     MFS(R) RESEARCH GROWTH AND INCOME FUND

                      Supplement to the Current Prospectus

         The following information supplements the disclosure found under the caption "Information Concerning Shares of the Fund - Purchases" in the
Prospectus:


         MFS Fund Distributors, Inc. ("MFD"), the distributor of each of the above-named funds (the "Funds"), has entered into a long-term exclusive marketing agreement with IBAA Financial Services Corporation ("IBFS"), pursuant to which MFD has agreed to pay IBFS, as additional compensation for IBFS' marketing and distribution of the Funds, an annual amount (subject to a minimum) based upon the value of shares of the Funds for which IBFS acts as broker-dealer of record plus the value of shares of the Funds sold by IBFS during such year.

                The date of this Supplement is February 1, 1997.